INSURANCE RESERVES - Narratives (Details) $ in Millions		1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 01, 2021 USD ($)	Dec. 31, 2020 transaction	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) pensioner	Dec. 31, 2020 USD ($)
Disclosure of transactions between related parties [line items]
Number of pensioners | pensioner				500,000
Total changes during the year				$ 7,152	$ 457
Changes in reinsurance receivable				(22)	(11)
Management actions and changes in assumptions				284	(22)
New business				7,180	414
Normal changes				(290)	76
Longevity reinsurance transactions | transaction		2
Fixed service payments				1,100	493
Actual service payments				1,100	483
BAC
Disclosure of transactions between related parties [line items]
Insurance reserves			$ 2,200	2,200
Reinsurance transaction losses				1	$ 1
NER Ltd
Disclosure of transactions between related parties [line items]
Insurance reserves			1,600	1,600
NER SPC
Disclosure of transactions between related parties [line items]
Insurance reserves			4,700	$ 4,700
Embedded derivative insurance reserves	$ 193		$ 204